CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - $ / shares	Mar. 31, 2023	Jun. 19, 2022	Mar. 31, 2022
Disclosure of classes of share capital [line items]
Par value	$ 0.0001		$ 0.0001
Number of shares authorised	492,000,000	492,000,000	492,000,000
Number of shares issued	15,547,089		9,976,551
Number of shares outstanding	15,547,089		9,976,551